INSTITUTIONAL SWEEP CLASS SHARES | GOVERNMENT MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Government Money Market Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Sweep Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SWEEP CLASS SHARES GOVERNMENT MONEY MARKET FUND
Management Fees		0.40%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.18%
Total Other Expenses		0.43%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.83% of the Fund's Institutional Sweep Class Shares' average daily net assets until May 31, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL SWEEP CLASS SHARES GOVERNMENT MONEY MARKET FUND	85	265	460	1,025

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

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BEST QUARTER WORST QUARTER
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1.10% 0.00%
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(12/31/06) (03/31/11)
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The performance information shown above is based on a calendar year. The Fund's performance from 1/1/13 to 3/31/13 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years	Since Inception	INCEPTION DATE
INSTITUTIONAL SWEEP CLASS SHARES GOVERNMENT MONEY MARKET FUND	FUND RETURNS BEFORE TAXES	0.01%	0.21%	1.20%	1.53%	May 31, 2000